FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - Foreign currency risk - Cash flow hedges
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)	Dec. 29, 2019 CAD ($)	Dec. 29, 2019 MXN ($)	Dec. 29, 2019 EUR (€)	Dec. 29, 2019 GBP (£)	Dec. 29, 2019 AUD ($)	Dec. 30, 2018 CAD ($)	Dec. 30, 2018 MXN ($)	Dec. 30, 2018 EUR (€)	Dec. 30, 2018 GBP (£)	Dec. 30, 2018 AUD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 168,643	$ 158,308
Financial assets, carrying value	1,118	4,099
Financial liabilities, carrying value	(1,765)	(1,199)
Net financial assets (liabilities)	$ (647)	$ 2,900
Minimum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	0 months	0 months
Maximum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	12 months	12 months
Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 41,739	$ 37,703				£ 32,737					£ 28,510
Average exchange rate	1.2750	1.3224
Financial assets, carrying value	$ 187	$ 1,366
Financial liabilities, carrying value	(1,169)	0
Net financial assets (liabilities)	(982)	1,366
Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 39,960	$ 37,551			€ 35,236					€ 31,578
Average exchange rate	1.1341	1.1892
Financial assets, carrying value	$ 502	$ 1,004
Financial liabilities, carrying value	(78)	(19)
Net financial assets (liabilities)	424	985
Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 44,309	$ 25,776	$ 58,212					$ 33,114
Average exchange rate	0.7612	0.7784
Financial assets, carrying value	$ 49	$ 1,369
Financial liabilities, carrying value	(130)	0
Net financial assets (liabilities)	(81)	1,369
Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 23,510	$ 47,712	$ 31,287					$ 62,921
Average exchange rate	0.7514	0.7583
Financial assets, carrying value	$ 342	$ 0
Financial liabilities, carrying value	0	(1,180)
Net financial assets (liabilities)	342	(1,180)
Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 5,364	$ 5,800					$ 7,691					$ 7,941
Average exchange rate	0.6974	0.7304
Financial assets, carrying value	$ 38	$ 198
Financial liabilities, carrying value	(32)	0
Net financial assets (liabilities)	6	198
Sell MXN/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 13,761	$ 3,766		$ 272,914					$ 79,275
Average exchange rate	0.0504	0.0475
Financial assets, carrying value	$ 0	$ 162
Financial liabilities, carrying value	(356)	0
Net financial assets (liabilities)	$ (356)	$ 162